Investment in Affiliates (Details Narrative) $ in Thousands	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Feb. 18, 2015	Mar. 31, 2017 USD ($)	Apr. 21, 2020 USD ($)	Jun. 18, 2018 shares	Dec. 31, 2015 USD ($)	Oct. 13, 2014	Dec. 13, 2018 shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013
Business Acquisition [Line Items]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures								$ 0	$ 6,650
Due from Related Parties, Noncurrent								14,658	42,878
Due from Related Parties, Current								0	16,688
Income (Loss) from Equity Method Investments								0	2,948	$ (61,284)
Payments to Acquire Property, Plant, and Equipment								41,023	$ 65,225	$ (0)
Merger Agreement with Navios Midstream [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition										Dec. 13, 2018
Business Acquisition, Date of Acquisition Agreement										Oct. 07, 2018
Merger Agreement with Navios Midstream [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Stock for units exchange ratio							0.42
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares							3,683,284
Navios Midstream [Member]
Business Acquisition [Line Items]
Income (Loss) from Equity Method Investments										$ 4,535
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest						2.00%
Proceeds from Equity Method Investment, Distribution										10,053
Navios Midstream [Member] | Subordinated Series A Units [Member]
Business Acquisition [Line Items]
Capital account units | shares				1,592,920
Stock Conversion Ratio per share | shares				1
Navios Europe I [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage												47.50%
Number of vessels acquired											10
Navios Holdings' voting interest in Navios Acquisition									50.00%
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount										27,409
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures										4,750
Due from Related Parties, Noncurrent										16,014
Due from Related Parties, Current										6,645
Income (Loss) from Equity Method Investments								0	$ 1,173	1,071
Navios Europe I [Member] | Two LR1 and Three MR1 Product Tankers [Member]
Business Acquisition [Line Items]
Number of vessels acquired									5
Property, Plant and Equipment, Additions									$ 84,627
Navios Europe I [Member] | Navios Holdings [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage												47.50%
Navios Holdings' voting interest in Navios Acquisition									50.00%
Navios Europe I [Member] | Navios Maritime Partners L.P. [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage												5.00%
Navios Holdings' voting interest in Navios Acquisition									0.00%
Navios Europe I [Member] | Navios Holdings, Navios Acquisition and Navios Partners [Member] | Navios Revolving Loans I [Member]
Business Acquisition [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity											$ 24,100
Line of Credit Facility, Increase (Decrease), Net										30,000
Navios Europe I [Member] | Navios Holdings, Navios Acquisition and Navios Partners [Member] | Navios Term Loans I [Member]
Business Acquisition [Line Items]
Loans and Leases Receivable, Related Parties											$ 10,000
Navios Europe II [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	47.50%
Number of vessels acquired					14
Loans and Leases Receivable, Related Parties									$ 20,662
Navios Holdings' voting interest in Navios Acquisition	50.00%
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount										45,115
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures										6,650
Due from Related Parties, Noncurrent										26,445
Due from Related Parties, Current									16,688	12,020
Income (Loss) from Equity Method Investments								13,900	$ 1,775	$ 2,032
Payments to Acquire Property, Plant, and Equipment					$ 145,550
Equity Method Investment, Other than Temporary Impairment								13,900
Navios Europe II [Member] | Senior Loan II [Member]
Business Acquisition [Line Items]
Proceeds from Lines of Credit					131,550
Navios Europe II [Member] | Junior Loan II [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount					182,150
Long-term Debt, Fair Value					99,147
Debt Instrument, Decrease, Forgiveness			$ 5,000
Navios Europe II [Member] | Navios Holdings [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	47.50%
Navios Holdings' voting interest in Navios Acquisition	50.00%
Navios Europe II [Member] | Navios Maritime Partners L.P. [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage	5.00%
Navios Holdings' voting interest in Navios Acquisition	0.00%
Navios Europe II [Member] | Navios Holdings, Navios Acquisition and Navios Partners [Member] | Navios Revolving Loans II [Member]
Business Acquisition [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					43,500			$ 57,500
Line of Credit Facility, Increase (Decrease), Net		$ 14,000
Navios Europe II [Member] | Navios Holdings, Navios Acquisition and Navios Partners [Member] | Navios Term Loans II [Member]
Business Acquisition [Line Items]
Loans and Leases Receivable, Related Parties					$ 14,000